TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forward	$ 71,653	$ 75,755
Temporary differences mainly relating to Research and Development, reserves and allowances	25,773	24,875
Deferred tax asset before valuation allowance	97,426	100,630
Valuation allowance	(89,320)	(93,154)
Deferred tax asset	8,106	7,476
Deferred tax liabilities:
Other temporary differences		(28)
Deferred tax asset, net	$ 8,106	$ 7,448